Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus performance
As required by Item 402(v) of Regulation S-K, set forth below are certain disclosures related to executive compensation and company performance based on financial performance measures selected by the SEC and the Company. For a discussion of the company’s executive compensation policies and programs and an explanation of how executive compensation decisions are made, please refer to the “Executive Compensation—Compensation Discussion and Analysis” section in this proxy statement.
The table below is required to include, for 2023, “compensation actually paid” to the CEO and the average compensation actually paid for non-CEO named executive officers. Compensation actually paid represents a calculation of compensation that differs significantly from the 2023 summary compensation table calculation of compensation, as well as the way in which the company views annual compensation decisions, as discussed in the “Executive Compensation—Compensation Discussion and Analysis” section of this proxy statement. The below table also provides information on the company’s cumulative total shareholder return assuming reinvestment of dividends (“TSR”), the cumulative TSR of our peer group, net income attributable to the company and Adjusted EBITDA.

Year	Summary Compensation Table Total for Current PEO (1)	Compensation Actually Paid to Current PEO (1) (4) (6)	Summary Compensation Table Total for Former PEO (2)	Compensation Actually Paid to Former PEO (2) (4) (6)	Average Summary Compensation Table Total for non-PEO Named Executive Officers (3)(4)	Average Compensation Actually Paid to non-PEO Named Executive Officers (3)(4) (6)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Value of Initial Fixed $100 Investment Based on Peer Group Total Shareholder Return (5)	Net Income (in millions)	Adjusted EBITDA (in millions)

2023	$5,894,245	$6,963,743	$3,529,954	$(2,012,848)	$733,276	$287,640	$188.30	$116.48	$45.3	$156.6

2022			$3,471,030	$1,717,568	$1,260,617	$1,001,188	$178.98	$122.92	$15.2	$105.1

2021			$5,874,288	$12,274,503	$1,267,080	$1,973,101	$193.65	$157.12	$44.4	$141.5

(1)
Mr. Skonieczny
has served as the Company’s principal executive officer since January 27, 2023. He previously served as Chief Financial Officer. Compensation for Mr. Skonieczny reflects the amounts reported in the summary compensation table.

(2)
Mr. Rushing
served as the Company’s principal executive officer until January 27, 2023. Compensation for Mr. Rushing reflects the amounts reported in the summary compensation table. Mr. Rushing forfeited 248,123 shares of restricted stock (RSAs) and 147,233 (PSUs). See the “Executive Compensation—Outstanding Equity Awards” section of this proxy statement for additional information.

(3)	The remaining non-CEO named executive officers are:

(i)
for 2023: Joseph LaDue, Corporate Controller and Chief Accounting Officer; Stephen Zamansky, General Counsel and Secretary; Stephen W. Boettinger, Former General Counsel and Secretary and Christopher M. Daniels; Former Chief Human Resources Officer. Compensation for our non-CEO named executive officers reflects the amounts reported in the summary compensation table.

(ii)	for 2021 and 2022: Mark Skonieczny, Chief Financial Officer; Stephen W. Boettinger, Former General Counsel; Christopher M. Daniels; Former Chief Human Resources Officer

(4)
Reflects the value of equity awards (RSUs) calculated in accordance with the SEC methodology for determining “compensation actually paid” for 2023. Pursuant to SEC rules, the PvP Table includes the change in fair value of multiple outstanding unvested equity awards for each year shown.

(5)
TSR represents cumulative TSR for the period commencing on October 31, 2020 until October 31, 2023, October 31, 2022 and October 31, 2021, respectively. For the Peer Group, the TSR is a weighted peer group TSR which is comprised of 33.3% Russell 2000, 33.3% RV companies Thor Industries, Inc. and Winnebago Industries, Inc. (the “RV Peers”) and 33.3% specialty vehicle companies The Shyft Group, Inc., Federal Signal Corporation, Blue Bird Corporation and Oshkosh Corporation (the “Specialty Vehicles”), which RV Peers and Specialty Vehicles are the two indices that the Company uses for purpose of the stock performance graph required under Item 201(e)(1)(ii) of Regulation S-K.

(6)
The dollar amounts reported in these columns represent the amount of “compensation actually paid,” adjusted as follows in the table below, as determined in accordance with SEC rules. The Company does not sponsor or maintain a defined benefit plan, so no adjustment for pension benefits is included in the table below. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. The reconciliation from the Summary Compensation Table to “compensation actually paid” is summarized in the table below.

Year	Executives	Summary Compensation Table Total (1) (a)	Grant Date Fair Value of Stock Awards Reported in Summary Compensation Table (2) (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions (iv)	Total Equity Compensation Actually Paid (3) (c) = (i) + (ii) + (iii) + (iv)	Total Compensation Actually Paid (4) (d) = (a) – (b) + (c)
2023	Current PEO	$5,894,245	$3,509,597	$4,588,057	$68,732	$(77,694)	$0	$4,579,095	$6,963,743
	Former PEO	$3,529,954	$2,590,487	$0	$116,457	$(326,928)	$(2,741,844)	$ (2,952,315)	$(2,012,848)
	Non-PEO NEO	$733,276	381,944	$185,989	$3,776	$(19,664)	$(233,793)	$(63,692)	$287,640
2022	Former PEO	$3,471,030	$2,556,830	$2,156,589	$(777,350)	$(575,871)	$0	$803,368	$1,717,568
	Non-PEO NEO	$1,260,617	$811,155	$684,179	$(98,870)	$(33,581)	$0	$551,727	$1,001,188
2021	Former PEO	$5,874,288	$3,810,528	$5,182,443	$4,143,718	$884,582	$0	$10,210,743	$12,274,503
	Non-PEO NEO	$1,267,080	$493,164	$769,804	$408,027	$21,354	$0	$1,199,185	$1,973,101

(1)
Reflects the total dollar amount reported in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO named executive officer.

(2)
Reflects the total dollar amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO named executive officer.

(3)	Reflects the addition (or subtraction, as applicable) of the following:

a.	The year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

b.
The amount of changes as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

c.	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and

d.	For awards that were granted in the prior fiscal year that failed to meet the applicable vesting conditions during the applicable year, the change in fair value

(4)
Reflects the total dollar amount for each PEO and the average dollar amount for each non-PEO named executive officer. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable executive without restriction, but rather is a value calculated under applicable SEC rules.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(3)	The remaining non-CEO named executive officers are:

(i)
for 2023: Joseph LaDue, Corporate Controller and Chief Accounting Officer; Stephen Zamansky, General Counsel and Secretary; Stephen W. Boettinger, Former General Counsel and Secretary and Christopher M. Daniels; Former Chief Human Resources Officer. Compensation for our non-CEO named executive officers reflects the amounts reported in the summary compensation table.

(ii)	for 2021 and 2022: Mark Skonieczny, Chief Financial Officer; Stephen W. Boettinger, Former General Counsel; Christopher M. Daniels; Former Chief Human Resources Officer

Peer Group Issuers, Footnote	TSR represents cumulative TSR for the period commencing on October 31, 2020 until October 31, 2023, October 31, 2022 and October 31, 2021, respectively. For the Peer Group, the TSR is a weighted peer group TSR which is comprised of 33.3% Russell 2000, 33.3% RV companies Thor Industries, Inc. and Winnebago Industries, Inc. (the “RV Peers”) and 33.3% specialty vehicle companies The Shyft Group, Inc., Federal Signal Corporation, Blue Bird Corporation and Oshkosh Corporation (the “Specialty Vehicles”), which RV Peers and Specialty Vehicles are the two indices that the Company uses for purpose of the stock performance graph required under Item 201(e)(1)(ii) of Regulation S-K.
Adjustment To PEO Compensation, Footnote
(6)
The dollar amounts reported in these columns represent the amount of “compensation actually paid,” adjusted as follows in the table below, as determined in accordance with SEC rules. The Company does not sponsor or maintain a defined benefit plan, so no adjustment for pension benefits is included in the table below. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. The reconciliation from the Summary Compensation Table to “compensation actually paid” is summarized in the table below.

Year	Executives	Summary Compensation Table Total (1) (a)	Grant Date Fair Value of Stock Awards Reported in Summary Compensation Table (2) (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions (iv)	Total Equity Compensation Actually Paid (3) (c) = (i) + (ii) + (iii) + (iv)	Total Compensation Actually Paid (4) (d) = (a) – (b) + (c)
2023	Current PEO	$5,894,245	$3,509,597	$4,588,057	$68,732	$(77,694)	$0	$4,579,095	$6,963,743
	Former PEO	$3,529,954	$2,590,487	$0	$116,457	$(326,928)	$(2,741,844)	$ (2,952,315)	$(2,012,848)
	Non-PEO NEO	$733,276	381,944	$185,989	$3,776	$(19,664)	$(233,793)	$(63,692)	$287,640
2022	Former PEO	$3,471,030	$2,556,830	$2,156,589	$(777,350)	$(575,871)	$0	$803,368	$1,717,568
	Non-PEO NEO	$1,260,617	$811,155	$684,179	$(98,870)	$(33,581)	$0	$551,727	$1,001,188
2021	Former PEO	$5,874,288	$3,810,528	$5,182,443	$4,143,718	$884,582	$0	$10,210,743	$12,274,503
	Non-PEO NEO	$1,267,080	$493,164	$769,804	$408,027	$21,354	$0	$1,199,185	$1,973,101

(1)
Reflects the total dollar amount reported in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO named executive officer.

(2)
Reflects the total dollar amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO named executive officer.

(3)	Reflects the addition (or subtraction, as applicable) of the following:

a.	The year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

b.
The amount of changes as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

c.	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and

d.	For awards that were granted in the prior fiscal year that failed to meet the applicable vesting conditions during the applicable year, the change in fair value

(4)
Reflects the total dollar amount for each PEO and the average dollar amount for each non-PEO named executive officer. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable executive without restriction, but rather is a value calculated under applicable SEC rules.

Non-PEO NEO Average Total Compensation Amount	$ 733,276	$ 1,260,617	$ 1,267,080
Non-PEO NEO Average Compensation Actually Paid Amount	$ 287,640	1,001,188	1,973,101
Adjustment to Non-PEO NEO Compensation Footnote
(6)
The dollar amounts reported in these columns represent the amount of “compensation actually paid,” adjusted as follows in the table below, as determined in accordance with SEC rules. The Company does not sponsor or maintain a defined benefit plan, so no adjustment for pension benefits is included in the table below. Fair values set forth in the table below are computed in accordance with ASC 718 as of the end of the respective fiscal year, other than fair values of the awards that vest in the covered year, which are valued as of the applicable vesting date. The reconciliation from the Summary Compensation Table to “compensation actually paid” is summarized in the table below.

Year	Executives	Summary Compensation Table Total (1) (a)	Grant Date Fair Value of Stock Awards Reported in Summary Compensation Table (2) (b)	Year End Fair Value of New Awards (i)	Change in Fair Value of Outstanding Unvested Awards from Prior Years (ii)	Change in Fair Value of Awards from Prior Years that Vested (iii)	Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions (iv)	Total Equity Compensation Actually Paid (3) (c) = (i) + (ii) + (iii) + (iv)	Total Compensation Actually Paid (4) (d) = (a) – (b) + (c)
2023	Current PEO	$5,894,245	$3,509,597	$4,588,057	$68,732	$(77,694)	$0	$4,579,095	$6,963,743
	Former PEO	$3,529,954	$2,590,487	$0	$116,457	$(326,928)	$(2,741,844)	$ (2,952,315)	$(2,012,848)
	Non-PEO NEO	$733,276	381,944	$185,989	$3,776	$(19,664)	$(233,793)	$(63,692)	$287,640
2022	Former PEO	$3,471,030	$2,556,830	$2,156,589	$(777,350)	$(575,871)	$0	$803,368	$1,717,568
	Non-PEO NEO	$1,260,617	$811,155	$684,179	$(98,870)	$(33,581)	$0	$551,727	$1,001,188
2021	Former PEO	$5,874,288	$3,810,528	$5,182,443	$4,143,718	$884,582	$0	$10,210,743	$12,274,503
	Non-PEO NEO	$1,267,080	$493,164	$769,804	$408,027	$21,354	$0	$1,199,185	$1,973,101

(1)
Reflects the total dollar amount reported in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO named executive officer.

(2)
Reflects the total dollar amount reported in the “Stock Awards” column in the Summary Compensation Table for the applicable year for each PEO and the average dollar amount reported in the Summary Compensation Table for each non-PEO named executive officer.

(3)	Reflects the addition (or subtraction, as applicable) of the following:

a.	The year end fair value of any equity awards granted in the applicable year that are outstanding and unvested as of the end of the year;

b.
The amount of changes as of the end of the applicable year (from the end of the prior fiscal year) in fair value of any awards granted in prior years that are outstanding and unvested as of the end of the applicable year;

c.	For awards that vest in the applicable year, the change in the fair value as of the vesting date from the beginning of the applicable year; and

d.	For awards that were granted in the prior fiscal year that failed to meet the applicable vesting conditions during the applicable year, the change in fair value

(4)
Reflects the total dollar amount for each PEO and the average dollar amount for each non-PEO named executive officer. “Compensation actually paid” does not necessarily represent cash and/or equity value transferred to the applicable executive without restriction, but rather is a value calculated under applicable SEC rules.

Compensation Actually Paid vs. Total Shareholder Return	Company TSR increased by 5.2% to $188.3 in fiscal year 2023.
Compensation Actually Paid vs. Net Income	Net Income increased by 198% to $45.3m in fiscal year 2023.
Compensation Actually Paid vs. Company Selected Measure	Adjusted EBITDA increased by 49% to $156.6m in fiscal year 2023.
Total Shareholder Return Vs Peer Group	Company TSR increased by 5.2% to $188.3 in fiscal year 2023.
Tabular List, Table
2023 Performance Measures
The three performance measures listed on the following table represents an unranked list of the “most important” performance measures the company used to align compensation actually paid to the NEOs for 2023 and company performance. While these performance measures are the most important measures the company used to align compensation actually paid to the NEOs for 2023 and company performance, additional performance and other measures were also used to align pay and performance. See the “Executive Compensation—Compensation Discussion and Analysis” section of this proxy statement for additional information.

•	Adjusted EBITDA

•	Net Working Capital

•	Net Sales

Total Shareholder Return Amount	$ 188.3	178.98	193.65
Peer Group Total Shareholder Return Amount	116.48	122.92	157.12
Net Income (Loss)	$ 45,300,000	$ 15,200,000	$ 44,400,000
Company Selected Measure Amount	156,600,000	105,100,000	141,500,000
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Net Working Capital
Measure:: 3
Pay vs Performance Disclosure
Name	Net Sales
Mr. Skonieczny [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 5,894,245
PEO Actually Paid Compensation Amount	$ 6,963,743
PEO Name	Mr. Skonieczny
Mr. Rushing [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount	$ 3,529,954	$ 3,471,030	$ 5,874,288
PEO Actually Paid Compensation Amount	$ (2,012,848)	1,717,568	12,274,503
PEO Name	Mr. Rushing
PEO | Grant Date Fair Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 3,509,597
PEO | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,588,057
PEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	68,732
PEO | Change in Fair Value of Awards from Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(77,694)
PEO | Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Total Equity Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	4,579,095
PEO | Mr. Rushing [Member] | Grant Date Fair Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,590,487	2,556,830	3,810,528
PEO | Mr. Rushing [Member] | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	2,156,589	5,182,443
PEO | Mr. Rushing [Member] | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	116,457	(777,350)	4,143,718
PEO | Mr. Rushing [Member] | Change in Fair Value of Awards from Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(326,928)	(575,871)	884,582
PEO | Mr. Rushing [Member] | Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,741,844)	0	0
PEO | Mr. Rushing [Member] | Total Equity Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,952,315)	803,368	10,210,743
Non-PEO NEO | Grant Date Fair Value of Stock Awards Reported [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	381,944	811,155	493,164
Non-PEO NEO | Year End Fair Value of New Awards [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	185,989	684,179	769,804
Non-PEO NEO | Change in Fair Value of Outstanding Unvested Awards from Prior Years [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,776	(98,870)	408,027
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that Vested [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(19,664)	(33,581)	21,354
Non-PEO NEO | Change in Fair Value of Awards from Prior Years that failed to meet the applicable vesting conditions [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(233,793)	0	0
Non-PEO NEO | Total Equity Compensation Actually Paid [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (63,692)	$ 551,727	$ 1,199,185